Share Capital (Details 7)	6 Months Ended		12 Months Ended
	Mar. 31, 2018 $ / shares shares	Mar. 31, 2018 $ / shares shares	Sep. 30, 2017 $ / shares shares	Sep. 30, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	80,787	80,787	58,711	58,711
Exercisable	56,005	56,005	49,829	49,829
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	13,479	13,479	16,444	16,444
Exercisable	13,479	13,479	16,444	16,444
Exercise Price Range, Lower Range Limit | $ / shares		$ 15.00		$ 15.00
Exercise Price Range, Upper Range Limit | $ / shares		$ 35.00		$ 35.00
Expiry Date, Start	2019-04	2019-04	2017-04	2017-04
Expiry Date, End	2019-12	2019-12	2019-12	2019-12
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	40,641	40,641	11,415	11,415
Exercisable	15,859	15,859	2,533	2,533
Exercise Price Range, Lower Range Limit | $ / shares	$ 5.00		$ 5.00
Exercise Price Range, Upper Range Limit | $ / shares	$ 20.00		$ 20.00
Expiry Date, Start	2023-09	2023-09	2023-09	2023-09
Expiry Date, End	2025-03	2025-03	2024-03	2024-03
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	17,265	17,265	19,980	19,980
Exercisable	17,265	17,265	19,980	19,980
Exercise Price Range, Lower Range Limit | $ / shares		$ 40.00		$ 40.00
Exercise Price Range, Upper Range Limit | $ / shares		$ 70.00		$ 70.00
Expiry Date, Start	2018-08	2018-08	2017-10	2017-10
Expiry Date, End	2022-06	2022-06	2022-06	2022-06
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	2,114	2,114	2,157	2,157
Exercisable	2,114	2,114	2,157	2,157
Exercise Price Range, Lower Range Limit | $ / shares	$ 50.00		$ 50.00
Exercise Price Range, Upper Range Limit | $ / shares	$ 60.00		$ 60.00
Expiry Date, End	2022-12	2022-12	2022-12	2022-12
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	3,073	3,073	3,072	3,072
Exercisable	3,073	3,073	3,072	3,072
Exercise Price Range, Lower Range Limit | $ / shares		$ 105.00		$ 105.00
Exercise Price Range, Upper Range Limit | $ / shares		$ 140.00		$ 140.00
Expiry Date, Start	2018-11	2018-11	2018-11	2018-11
Expiry Date, End	2021-11	2021-11	2021-11	2021-11
Stock Option Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	4,215	4,215	5,643	5,643
Exercisable	4,215	4,215	5,643	5,643
Exercise Price Range, Lower Range Limit | $ / shares	$ 120.00		$ 120.00
Exercise Price Range, Upper Range Limit | $ / shares	$ 130.00		$ 130.00
Expiry Date, End	2020-11	2020-11	2020-11	2020-11